Share-Based Payments - Additional Information (Detail)																																				1 Months Ended		6 Months Ended	12 Months Ended
	May 24, 2019 shares	Sep. 06, 2018	Jun. 22, 2018 shares	Jun. 02, 2018 shares	May 02, 2018 shares	Dec. 31, 2017 shares	Jun. 15, 2017 shares	Dec. 15, 2016	Dec. 09, 2016	Sep. 12, 2016 shares	Jun. 24, 2016	Jun. 21, 2016 shares	Apr. 06, 2016	Dec. 15, 2015 shares	Nov. 19, 2015 shares	Sep. 30, 2015	Sep. 21, 2015 shares	Jun. 23, 2015 shares	Mar. 24, 2015 shares	Dec. 23, 2014	Jun. 03, 2014 shares	Mar. 06, 2014 shares	Dec. 23, 2013	Sep. 18, 2013	Jul. 25, 2013 shares	Jun. 04, 2013 shares	Dec. 23, 2012	Sep. 25, 2012 shares	Dec. 23, 2011	Dec. 09, 2011 shares	Nov. 22, 2011	Jun. 24, 2011	Dec. 16, 2010 shares	Jan. 21, 2009 shares	Jun. 14, 2007 shares	Dec. 15, 2016	Sep. 30, 2016	Jun. 30, 2018 shares	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted
Share based payment arrangement, vesting percentage		0.00%
Share based payment arrangement, vesting period		1 year
Share based payment arrangement, shares exercised
BCEX [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement shares issued on authorization																																		2,296
BSA [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement shares issued on authorization							9,000					54,008						88,500			20,000					73,000				194,552			194,552		194,552
Share based payment arrangement, shares exercised																																								7,500	9,359
BSA [member] | Date of Grant 9/25/2012 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)																																							Sep. 25, 2012
Share based payment arrangement, vesting period																																							10 years
BSA [member] | Date of Grant 9/25/2012 [member] | Share-based Payment Arrangement Tranche Four [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting period																												4 years
BSA [member] | Date of Grant 9/25/2012 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised																												30,000
BSA [member] | Date of Grant 7/25/2013 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)																																							Jul. 25, 2013
Share based payment arrangement, vesting period																									0 years														10 years
BSA [member] | Date of Grant 7/25/2013 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised																									73,000
BSA [member] | Date of Grant 6/3/2014 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)																																							Jun. 03, 2014
Share based payment arrangement, vesting period																					0 years
BSA [member] | Date of Grant 03/24/2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)																																							Mar. 24, 2015
Share based payment arrangement, vesting period																																							10 years
BSA [member] | Date of Grant 03/24/2015 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised																			10,000
BSA [member] | Date of Grant 11/19/2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)																																							Nov. 19, 2015
Share based payment arrangement, vesting period																																							10 years
BSA [member] | Date of Grant 11/19/2015 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised															15,000
BSA [member] | Date of Grant 12/15/2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)																																							Dec. 15, 2015
Share based payment arrangement, vesting period																																							10 years
BSA [member] | Date of Grant 12/15/2015 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised														73,500
BSA [member] | Date of Grant 06/21/2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)																																							Jun. 21, 2016
Share based payment arrangement, vesting period																																							10 years
BSA [member] | Date of Grant 06/21/2016 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised												20,000
BSA [member] | Date of Grant 12/9/2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)																																							Dec. 09, 2016
Share based payment arrangement, vesting period																																							10 years
BSA [member] | Date of Grant 12/9/2016 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised										34,008
BSA [member] | Date of Grant 06/15/2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)																																							Jun. 15, 2018
Share based payment arrangement, vesting period																																							10 years
BSA [member] | Date of Grant 06/15/2017 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised							9,000
BSA [member] | Grant Date 5/2/2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)																																							May 02, 2018
Share based payment arrangement, vesting period																																							10 years
BSA [member] | Grant Date 5/2/2018 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised					44,000
BSA [member] | Grant Date 03/06/2014 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting period																																							10 years
BSA [member] | Grant Date 03/06/2014 [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised																						10,000
BSA 2 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement shares issued on authorization																																		10,716
Bons De Createurs D Entreprise Bce Four [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement shares issued on authorization																																		5,358
BSA 2010 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement shares issued on authorization																																	19,377
BSAX [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement shares issued on authorization																																		2,131
BSPCE2010 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement shares issued on authorization																																	34,039
BSPCE2010 [member] | Date of Grant 12/7/2007 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage																															At the latest within before the 11/22/2021.
BSPCE2010 [member] | Date of Grant 12/7/2007 [member] | Not later than one year [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage																															25.00%
BSPCE2010 [member] | Date of Grant 12/7/2007 [member] | Later Than One Year and Not Later Than Two Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage																															25.00%
BSPCE2010 [member] | Date of Grant 12/7/2007 [member] | Later Than Two Years and Not Later Than Three Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage																															25.00%
BSPCE2010 [member] | Date of Grant 12/7/2007 [member] | Later Than Three Years and Not Later Than Four Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage																															25.00%
OPTIONS 2013 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement shares issued on authorization																														518,000
Free shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement shares issued on authorization	187,350		562,853			241,844															186,000									1,340,737
Number of options granted																	1,107,350
Options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement shares issued on authorization	1,282,800			752,100			900,700														918,960																	72,100
BSA2010 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Basis of exercise by beneficiary																				25.00%			25.00%				25.00%		25.00%
Share based payment arrangement, shares exercised																																									110
BSA2010 [member] | Date of Grant 12/9/2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting period									0 years
BSA2010 [member] | Date of Grant 06/15/2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting period							0 years
BCE2010 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised																																								3,839	1,334
BCE2010 [member] | Date of Grant 12/7/2007 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)																																Jun. 24, 2011
Share based payment arrangement, vesting percentage																																At the latest within before the 11/22/2021					At the latest before the 09/30/2025		At the latest within before the 11/22/2021
BCE2010 [member] | Date of Grant 12/7/2007 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage																At the latest before the 12/15/2025
BCE2010 [member] | Date of Grant 12/7/2007 [member] | Top of range [member] | Not later than one year [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage																																25.00%				25.00%	25.00%
BCE2010 [member] | Date of Grant 12/7/2007 [member] | Top of range [member] | Later Than One Year and Not Later Than Two Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage																																25.00%				25.00%	25.00%
BCE2010 [member] | Date of Grant 12/7/2007 [member] | Top of range [member] | Later Than Two Years and Not Later Than Three Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage																																25.00%				25.00%	25.00%
BCE2010 [member] | Date of Grant 12/7/2007 [member] | Top of range [member] | Later Than Three Years and Not Later Than Four Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage																																25.00%				25.00%	25.00%
Share Option [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted																																							1,290.000	824.200	998.500
Share based payment arrangement, shares exercised																																							0	268.000	1.200
Share Option [member] | Date of Grant 12/7/2007 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)																					Jun. 03, 2014
Share based payment arrangement, vesting period																								10 years
Share based payment arrangement, vesting percentage																					At the latest before the 06/03/2024
Share Option [member] | Date of Grant 12/7/2007 [member] | Top of range [member] | Share-based Payment Arrangement Tranche Four [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised																					75,000			518,000
Share Option [member] | Date of Grant 9/25/2012 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)																		Jun. 23, 2015
Share based payment arrangement, vesting percentage											At the latest before the 06/24/2025
Share Option [member] | Date of Grant 9/25/2012 [member] | Top of range [member] | Not later than one year [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised											30,000
Share Option [member] | Date of Grant 9/25/2012 [member] | Top of range [member] | Later Than One Year and Not Later Than Two Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised											30,000
Share Option [member] | Date of Grant 9/25/2012 [member] | Top of range [member] | Later Than Two Years and Not Later Than Three Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised											30,000
Share Option [member] | Date of Grant 9/25/2012 [member] | Top of range [member] | Later Than Three Years and Not Later Than Four Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised											30,000
Share Option [member] | Date of Grant 7/25/2013 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)																Sep. 30, 2015
Share based payment arrangement, shares exercised																195,000
Share Option [member] | Date of Grant 6/3/2014 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)														Dec. 15, 2015
Share based payment arrangement, shares exercised														75,000
Share Option [member] | Date of Grant 03/24/2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage													At the latest before 10 years of the date of the Grant
Share based payment arrangement, shares exercised													55,000
Share Option [member] | Date of Grant 11/19/2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)												Jun. 21, 2016
Share based payment arrangement, vesting period								10 years				10 years
Share based payment arrangement, shares exercised												154,100
Share Option [member] | Date of Grant 11/19/2015 [member] | Top of range [member] | Not later than one year [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage								25.00%				25.00%
Share Option [member] | Date of Grant 11/19/2015 [member] | Top of range [member] | Later Than One Year and Not Later Than Two Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage								12.50%				12.50%
Share Option [member] | Date of Grant 11/19/2015 [member] | Top of range [member] | Later Than Two Years and Not Later Than Three Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage								12.50%				12.50%
Share Option [member] | Date of Grant 11/19/2015 [member] | Top of range [member] | Later Than Three Years and Not Later Than Four Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage								12.50%				12.50%
Share Option [member] | Date of Grant 12/15/2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)									Dec. 09, 2016
Share based payment arrangement, vesting period									10 years
Share based payment arrangement, shares exercised									74,960
Share Option [member] | Date of Grant 12/15/2015 [member] | Top of range [member] | Not later than one year [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised									18,740
Share Option [member] | Date of Grant 12/15/2015 [member] | Top of range [member] | Later Than One Year and Not Later Than Two Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised									9,370
Share Option [member] | Date of Grant 12/15/2015 [member] | Top of range [member] | Later Than Two Years and Not Later Than Three Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised									9,370
Share Option [member] | Date of Grant 12/15/2015 [member] | Top of range [member] | Later Than Three Years and Not Later Than Four Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised									9,370
Share Option [member] | Date of Grant 06/21/2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)								Dec. 15, 2016
Share Option [member] | Grant Date Six A [member] | Top of range [member] | Not later than one year [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised													8,250
Share Option [member] | Grant Date Six A [member] | Top of range [member] | Later Than One Year and Not Later Than Two Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised													8,250
Share Option [member] | Grant Date Six A [member] | Top of range [member] | Later Than Two Years and Not Later Than Three Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised													8,250
Share Option [member] | Grant Date Six A [member] | Top of range [member] | Later Than Three Years and Not Later Than Four Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised													8,250
Share Option [member] | Grant Date Six B [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting period													10 years
Share Option [member] | Grant Date Six B [member] | Top of range [member] | Not later than one year [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised													5,500
Share Option [member] | Grant Date Six B [member] | Top of range [member] | Later Than Two Years and Not Later Than Three Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised													5,500
Share Option [member] | Grant Date Six B [member] | Top of range [member] | Later Than Three Years and Not Later Than Four Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised													5,500
Share Option [member] | Grant Date Six B [member] | Top of range [member] | Later Than Four Years and Not Later Than Five Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised													5,500